Cover	Jul. 31, 2024
Cover [Abstract]
Title of 12(b) Security	Common stock, $0.001 par value
Document Type	8-K
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	FORMFACTOR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50307
Entity Tax Identification Number	13-3711155
Entity Address, Address Line One	7005 Southfront Road
Entity Address, City or Town	Livermore,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94551
City Area Code	925
Local Phone Number	290-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001039399
Trading Symbol	FORM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false